Additional capital disclosures (Tables)	12 Months Ended
Mar. 31, 2019
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Summary of Capital Structure

The capital structure as at March 31, 2018 and 2019 was as follows:

	As at March 31,
	2018		2019		% Change
Equity attributable to the equity shareholders of the Company	₹	482,936	₹	568,116	17.64%

As percentage of total capital		78%		85%
Current loans, borrowings and bank overdrafts		92,991		71,099
Long-term loans and borrowings		45,268		28,368

Total loans, borrowings and bank overdrafts	₹	138,259	₹	99,467	-28.06%
As percentage of total capital		22%		15%

Total capital (loans, borrowings and bank overdrafts and equity)	₹	621,195	₹	667,583	7.47%